Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Text block [abstract]
Summary of Deferred Revenue

Deferred revenue as of June 30, 2018, and December 31, 2017, consist of the following:

	Balance per
	June 30, 2018	December 31, 2017 Restated*
	(euros in thousands)
Deferred revenue – current portion	16,972	15,935
Deferred revenue	105,718	112,551

	122,690	128,486

*	See Note 3 for details regarding the restatement as a result of a change in accounting policy.